Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements

The following tables present fair value measurements of the Company’s investments and indicate the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value as of September 30, 2024 and 2023:

As of September 30, 2024	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Assets, at fair value:
Debt investments(1)	$—	$615,715	$2,638,140	$3,253,855
Equity investments(1)	—	—	11,443	11,443
Money market funds(1)(2)	93,069	—	—	93,069
Interest rate swaps	—	12,871	—	12,871
Total assets, at fair value:	$93,069	$628,586	$2,649,583	$3,371,238
Liabilities, at fair value:
Interest rate swaps	$—	$2,210	$—	$2,210
Total liabilities, at fair value:	$—	$2,210	$—	$2,210

As of September 30, 2023	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Assets, at fair value:
Debt investments(1)	$—	$139,934	$1,038,605	$1,178,539
Equity investments(1)	—	—	94	94
Money market funds(1)(2)	40,090	—	—	40,090
Total assets, at fair value:	$40,090	$139,934	$1,038,699	$1,218,723
(1)	Refer to the Consolidated Schedules of Investments for further details.
(2)	Included in cash and cash equivalents and restricted cash and cash equivalents on the Consolidated Statements of Financial Condition.

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following tables present the changes in investments measured at fair value using Level 3 inputs for the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023.

	For the year ended September 30, 2024
	Debt	Equity	Total
	Investments	Investments	Investments
Fair value, beginning of period	$1,038,605	$94	$1,038,699
Net change in unrealized appreciation (depreciation) on investments	12,662	88	12,750
Net translation of investments in foreign currencies	8,095	—	8,095
Realized gain (loss) on investments	(6,632)	—	(6,632)
Realized gain (loss) on translation of investments in foreign currencies	23	—	23
Fundings of (proceeds from) revolving loans, net	5,805	—	5,805
Purchases and fundings of investments	1,878,947	11,232	1,890,179
PIK interest and non-cash dividends	6,633	29	6,662
Proceeds from principal payments and sales of portfolio investments	(315,988)	—	(315,988)
Accretion of discounts and amortization of premiums	8,498	—	8,498
Transfers into Level 3(1)	6,456	—	6,456
Transfers out of Level 3(1)	(4,964)	—	(4,964)
Fair value, end of period	$2,638,140	$11,443	$2,649,583

(1)Transfers between levels are recognized at the beginning of the period in which the transfers occur.

	For the period from June 30, 2023 (commencement of operations) to
	September 30, 2023
	Debt	Equity	Total
	Investments	Investments	Investments
Fair value, beginning of period	$—	$—	$—
Net change in unrealized appreciation (depreciation) on investments	649	—	649
Net translation of investments in foreign currencies	(1,635)	—	(1,635)
Realized gain (loss) on investments	89	—	89
Realized gain (loss) on translation of investments in foreign currencies	95	—	95
Fundings of (proceeds from) revolving loans, net	(63)	—	(63)
Purchases and fundings of investments	1,059,408	94	1,059,502
PIK interest and non-cash dividends	513	—	513
Proceeds from principal payments and sales of portfolio investments	(21,647)	—	(21,647)
Accretion of discounts and amortization of premiums	1,196	—	1,196
Fair value, end of period	$1,038,605	$94	$1,038,699

Schedule of Fair Value Measurement Inputs and Valuation Techniques

The following tables present quantitative information about the significant unobservable inputs of the Company’s Level 3 investments as of September 30, 2024 and 2023:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of
	September 30, 2024	Valuation Techniques	Unobservable Input	Range (Weighted Average)(1)
Assets:
Senior secured loans	$59,113	Yield analysis	Market interest rate	8.5% - 12.3% (9.4)%
		Market comparable companies	EBITDA multiples	6.5x - 20.0x (10.3x)
	51,552	Broker quotes	Broker quotes	N/A
One stop loans(2)	$2,463,600	Yield analysis	Market interest rate	6.3% - 21.0% (9.3)%
		Market comparable companies	EBITDA multiples	8.0x - 38.0x (16.1x)
		Market comparable companies	Revenue multiples	1.5x - 16.5x (7.8x)
	54,180	Broker quotes	Broker quotes	N/A
Subordinated debt and second lien loans	$9,695	Yield analysis	Market interest rate	10.8% - 15.0% (11.7)%
		Market comparable companies	EBITDA multiples	9.9x - 24.0x (14.3x)
Equity(3)	$11,443	Market comparable companies	EBITDA multiples	9.0x - 22.7x (15.6x)
			Revenue multiples	1.5x - 2.8x (1.5x)
(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	The Company valued $2,205,794 and $257,806 of one stop loans using EBITDA and revenue multiples, respectively. All one stop loans were also valued using the market rate approach.
(3)	The Company valued $10,343 and $1,100 of equity investments using EBITDA and revenue multiples, respectively.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of
	September 30, 2023	Valuation Techniques	Unobservable Input	Range (Weighted Average)(1)
Assets:
Senior secured loans	$54,482	Yield analysis	Market interest rate	8.3% - 13.3% (9.6%)
		Market comparable companies	EBITDA multiples	8.0x - 24.0x (16.1x)
	22,495	Broker quotes	Broker quotes	N/A
One stop loans(2)	$961,628	Yield analysis	Market interest rate	8.5% - 19.5% (10.3%)
		Market comparable companies	EBITDA multiples	9.0x - 27.0x (16.3x)
		Market comparable companies	Revenue multiples	3.5x - 16.5x (8.5x)
Equity(3)	$94	Market comparable companies	EBITDA multiples	22.1x
			Revenue multiples	5.5x
(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	The Company valued $875,119 and $86,509 of one stop loans using EBITDA and revenue multiples, respectively. All one stop loans were also valued using the market rate approach.
(3)	The Company valued $90 and $4 of equity investments using EBITDA and revenue multiples, respectively.

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

The following are the carrying values and fair values of the Company’s debt as of September 30, 2024 and 2023:

	As of September 30, 2024		As of September 30, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Debt(1)	$1,588,492	$1,594,735	$572,270	$572,270
(1)

As of September 30, 2024, carrying value is inclusive of an adjustment for the change in fair value of an effective hedge accounting relationship related to the Tranche A Notes and 2029 Notes. See Note 5 for additional information.